Financial Instruments - Summary of Maximum Exposure to Credit Risk for Trade and Subscriber Receivables, Other Assets and Cash and Cash Equivalent Arising from Sales Transactions Including those Classified as Due from Related Parties (Detail) - TRY (₺)
₺ in Thousands
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	₺ 5,013
Contract assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for contract assets	948,950	₺ 722,811
Contract assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for contract assets	4,690	7,370
Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	13,128,252	10,314,225
Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	627,578	730,811
Other Assets From Financial Services [Member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	2,666,765	3,817,218
Other Assets From Financial Services [Member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	163,500	200,273
Not past due [member] | Contract assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for contract assets	948,950	722,811
Not past due [member] | Contract assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for contract assets	4,690	7,370
Not past due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	11,075,880	8,550,197
Not past due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	22,884	24,864
Not past due [member] | Other Assets From Financial Services [Member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	2,126,580	2,974,069
Not past due [member] | Other Assets From Financial Services [Member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	15,773	25,655
More Than 30 Days Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	383,055	211,558
More Than 30 Days Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent		4,567
More Than 30 Days Past Due [member] | Other Assets From Financial Services [Member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	239,942	469,599
More Than 30 Days Past Due [member] | Other Assets From Financial Services [Member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	2,780	6,767
More Than 60 Days Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	109,594	80,337
More Than 60 Days Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	8,284	5,238
More Than 60 Days Past Due [member] | Other Assets From Financial Services [Member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	50,513	65,999
More Than 60 Days Past Due [member] | Other Assets From Financial Services [Member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	859	1,690
More Than 90 Days Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	134,229	57,336
More Than 90 Days Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	9,497	4,900
More Than 90 Days Past Due [member] | Other Assets From Financial Services [Member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	25,239	47,705
More Than 90 Days Past Due [member] | Other Assets From Financial Services [Member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	452	1,242
More Than 120 Days Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	74,380	42,857
More Than 120 Days Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	12,666	6,368
More Than 120 Days Past Due [member] | Other Assets From Financial Services [Member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	11,345	24,498
More Than 120 Days Past Due [member] | Other Assets From Financial Services [Member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	5,466	10,793
More Than 150 Days Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	63,995	25,363
More Than 150 Days Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	11,415	6,028
More Than 150 Days Past Due [member] | Other Assets From Financial Services [Member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	10,755	19,394
More Than 150 Days Past Due [member] | Other Assets From Financial Services [Member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	5,036	8,651
More Than150 Days -3 years Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	807,941	754,732
More Than150 Days -3 years Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	243,399	214,893
More Than150 Days -3 years Past Due [member] | Other Assets From Financial Services [Member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	200,867	215,954
More Than150 Days -3 years Past Due [member] | Other Assets From Financial Services [Member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	131,645	145,475
More Than 3 - 4 years Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	299,149	272,547
More Than 3 - 4 years Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	177,160	182,431
More Than 3 - 4 years Past Due [member] | Other Assets From Financial Services [Member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	1,524	0
More Than 3 - 4 years Past Due [member] | Other Assets From Financial Services [Member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	1,489	0
More Than 4 - 5 years Past Dues [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	180,029	319,298
More Than 4 - 5 years Past Dues [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	137,260	281,522
More Than 4 - 5 years Past Dues [member] | Other Assets From Financial Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent		0
More Than 4 - 5 years Past Dues [member] | Other Assets From Financial Services [Member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	₺ 0	₺ 0